Investments	12 Months Ended
Jun. 30, 2021
Interests in other entities [Abstract]
Investments	Investments
(a)    Cann Group Limited (“Cann Group”)

Cann Group is a public company listed on the Australian Stock Exchange and is licensed in Australia for research and cultivation of medical cannabis for human use.

As of June 30, 2020, the Company held an aggregate of 31,956,347 shares in Cann Group, representing a 22.4% ownership interest. Given that the Company had significant influence over Cann Group, the investment was accounted for under the equity method (Note 8) and had a fair value of approximately $23.4 million (A$25.0 million) based on Cann Group’s closing stock price of A$0.79 on June 30, 2020. During the year ended June 30, 2020, the Company assessed the carrying value of the investment against the estimated recoverable amount. As a result, the Company recognized $37.2 million of impairment charges for the year ended June 30, 2020 through the statement of comprehensive loss (Note 8).

On July 23, 2020, the Company no longer held significant influence over Cann Group as the Company’s percentage ownership interest was diluted to approximately 18%. As a result, the $16.97 million carrying value of the Company’s equity investment was derecognized from investment in associates (Note 8) and reclassified to marketable securities (Note 7(a)) at its fair value of $15.53 million, calculated based on the July 23, 2020 quoted market price of A$0.51. This resulted in the recognition of a $1.44 million loss on the deemed disposal of the investment in associate during the year ended June 30, 2021 (Note 22).

On October 9, 2020, the Company sold all of its 31,956,347 common shares held in Cann Group at A$0.20 per share for net proceeds of $5.9 million. The fair value of the Cann Group shares on October 9, 2020 was $6.0 million, which resulted in a cumulative loss of $9.5 million recognized through OCI during the year ended June 30, 2021.

(b)    Radient Technologies Inc. (“Radient”)

Radient is a public company listed on the TSX Venture Exchange (“TSXV”) and is a commercial manufacturer of cannabis derivatives, formulations and products.

As of June 30, 2021, the Company held an aggregate of 37,643,431 shares in Radient (June 30, 2020 – 37,643,431) with a fair value of $3.0 million (June 30, 2020 - $6.0 million) resulting in an unrealized loss of $3.0 million for the year ended June 30, 2021 (year ended June 30, 2020 - $24.8 million unrealized fair value loss)(Note 7(a)). During the year ended June 30, 2020, the Company’s 4,541,889 warrants in Radient expired unexercised, resulting in the recognition of an unrealized loss of $0.1 million.

(c)     Alcanna Inc. (“Alcanna”)

Alcanna is an Alberta based public company listed on the TSX. Its principal business activity is the retailing of wines, beers and spirits and the retailing of cannabis.

(i)    Common Shares and Investment in Associate

During the year ended June 30, 2020, the Company disposed of its investment in Alcanna, representing 9,200,000 common shares or a 24.8% ownership interest. The Company received gross proceeds of $27.6 million at an average price of $3.00 per share and recognized a $12.0 million accounting gain on disposal. The proceeds were used to repay a portion of the Credit Facility (Note 17). Prior to the disposal, management had significant influence over Alcanna and accounted for the investment under the equity method (Note 8). During the year ended June 30, 2020, the Company assessed the carrying value of the investment against the estimated recoverable amount. As a result, the Company recognized $27.7 million of impairment charges for the year ended June 30, 2020. As of June 30, 2020, the Company no longer held any shares of Alcanna.

(ii)    Warrants

During the year ended June 30, 2020, 10,130,000 warrants expired unexercised and 1,750,000 warrants were canceled. As at June 30, 2020, the Company held no warrants in Alcanna.
(d)    Capcium Inc. (“Capcium”)

Capcium is a Montreal-based private company and is in the business of manufacturing soft-gels.

As at June 30, 2020, the Company held 5,371 convertible debentures for a total cost of $4.9 million. The 5,371 convertible debentures bore interest at 8% per annum and matured on September 5, 2020. The debentures were convertible at the option of Aurora upon the occurrence of a Liquidity Event into units of Capcium at the lesser of (i) the price that is 20% discount to the Liquidity Event Price; and (ii) the price determined based on a pre-money value of $80.0 million at the time of the Liquidity Event. Each unit consisted of one common share and one common share purchase warrant exercisable into one common share at a price that is 50% greater than the conversion price for 2 years from the completion of a Liquidity Event. A Liquidity Event is defined as the occurrence of either a public offering, a reverse take-over or a merger transaction which results in the common shares of Capcium being listed on a recognized stock exchange. Included in the 5,371 convertible debentures is 488 convertible debentures received in 2019 for no additional consideration as Capcium had not completed a Liquidity Event.

In July 2020, the Company converted its 5,371 convertible debentures with a principal balance of $5.4 million and a fair value of nil (June 30, 2020 - nil) into 5,371,300 Series A preferred shares. The Series A preferred shares accrue an annual per share dividend of 8% and rank subordinate to the Series B preferred shares described below. In the event of a liquidity event, which is the occurrence of a merger, consolidation, sale, lease, transfer, exclusive license or other disposal of all or substantially all of the assets of Capcium, the Series A preferred shares shall automatically convert into a number of common stock equal to 15% of the issued and outstanding common stock on a fully diluted basis. As at June 30, 2021, the Series A preferred shares had a nominal fair value resulting in an unrealized loss of nil for the year ended June 30, 2021.

During the year ended June 30, 2021, the Company subscribed for 1,851,086 Series B preferred shares of Capcium for $1.9 million (Note 7(a)). In the event of a liquidity event, Series B preferred shareholders of Capcium shall receive a cash payment equal to twice the initial investment and the Series B preferred shares shall automatically convert into a number of common stock based on the fair market value at that time. In the event of an IPO liquidity event, which is the occurrence of either a public offering or a reverse take-over, the Series B preferred shares shall automatically convert into a number of common stock based on the fair market value at that time. As at June 30, 2021, the Series B preferred shares had a nominal fair value resulting in an unrealized loss of $1.9 million for the year ended June 30, 2021. In conjunction with the Company’s investment, the parties amended an existing manufacturing agreement to reduce the Company’s annual minimum purchase commitment by 20.0 million capsules (Note 26(b)(ii)).

The Company continues to hold 8,828,662 common shares in Capcium as of June 30, 2021 (June 30, 2020 - 8,828,662) representing an 18% ownership interest based on common shares outstanding (June 30, 2020 - 19%). Given that the Company has significant influence over Capcium, the investment has been accounted for under the equity method (Note 8). During the year ended June 30 2020, the Company identified indicators of impairment within its Capcium investment and as such, assessed the carrying value of the investment against the estimated recoverable amount. The recoverable amount of the investment was determined using a value-in-use calculation by discounting the most recent expected future net cash flows of the Company from the investment. As a result, the Company recognized $9.0 million of impairment charges for the year ended June 30, 2020 which has been recognized through the statement of comprehensive loss.

(e)    The Green Organic Dutchman Holdings Ltd. (“TGOD”)

TGOD is an Ontario based licensed producer of cannabis in Canada and is publicly listed on the TSX.

During the year ended June 30, 2020, the Company sold all of its 28,833,334 common shares of TGOD for gross proceeds of $86.5 million at an average price of $3.00 per share. As a result, the Company recognized a realized loss of $115.3 million during the year ended June 30, 2020, of which $6.7 million were losses recognized during the year ended June 30, 2020. The realized loss was calculated based on the deemed cost of $6.94 per share which represents the September 27, 2018 quoted market price at the time the Company lost significant influence. As at June 30, 2020, the Company no longer held any shares of TGOD.

During the year ended June 30, 2020, 3,170,625 participation right warrants held in TGOD expired unexercised resulting in an unrealized loss of $0.6 million.

On February 28, 2021, the Company’s 16,666,667 subscription receipt warrants expired unexercised. The subscription receipt warrants had a fair value of $1.1 million at June 30, 2020 and was estimated using the quoted market price of $0.065. As a result, the Company recognized an unrealized fair value loss of $1.1 million for the year ended June 30, 2021 (June 30, 2020 - $22.4 million)(Note 7(b)).

(f)    Choom Holdings Inc. (“Choom”)

Choom is a consumer cannabis company that is developing retail networks across Canada. Choom is publicly listed on the Canadian Securities Exchange.

(i)    Convertible Debenture

As of June 30, 2020, the Company held a $20.0 million unsecured convertible debenture in Choom with a second ranking security interest over Choom’s present and after-acquired property. The debenture bears interest at 6.5% per annum, matures on November 2, 2022, and is convertible into common shares of Choom at $0.65 per share. As at June 30, 2021, the interest receivable balance from Choom was $2.1 million (June 30, 2020 – $1.5 million)(Note 4).

As of June 30, 2021, the convertible debenture had a fair value of $18.2 million (June 30, 2020 – $20.5 million) resulting in an unrealized loss of $2.3 million for the year ended June 30, 2021 (June 30, 2020 – $1.1 million unrealized loss)(Note 7(b)). The fair value of the convertible debenture was estimated using the FINCAD model based on the following assumptions: share price of $0.08 (June 30, 2020 – $0.14); credit spread of 14.46% (June 30, 2020 – 8.58%); dividend yield of 0% (June 30, 2020 – 0%); stock price volatility of 119.39% (June 30, 2020 – 121.88%); and an expected life of 1.34 years (June 30, 2020 – 2.34 years).

Effective July 8, 2021, the Company restructured its debt with Choom by extinguishing the $20.0 million unsecured convertible debenture and accrued interest in exchange for: (i) 79,754,843 common shares providing the Company with a 19.9% ownership interest in Choom; (ii) an amended Investor Rights Agreement providing the right to nominate up to two directors to Choom’s Board of Directors and a participation right to maintain Aurora’s pro-rata ownership; (iii) a debt restructuring fee payable by Choom to Aurora based on products sold at Choom’s retail stores; and (iv) a $6.0 million secured convertible debenture (“2021 Debenture”). The 2021 Debenture is secured with a second ranking security interest over Choom’s future secured and all current unsecured and unsubordinated indebtedness. The 2021 Debenture bears interest at 7.0% per annum, matures on December 23, 2024, and is convertible into common shares of Choom at $0.10 per share.

(ii)    Warrants

As of June 30, 2020, the Company held an aggregate of 96,464,248 share purchase warrants in Choom with a nominal fair value. The share purchase warrants were exercisable between $1.25 and $2.75 per share beginning November 2, 2018. The warrants expired unexercised on November 2, 2020 resulting in a nominal unrealized loss for the year ended June 30, 2020.

(iii)    Common Shares and Investment in Associate

Per the terms of the arrangement and in accordance with the Cannabis Retail Regulations in Ontario, licensed producers are subject to an ownership interest cap in licensed retailers. On December 12, 2019, the Cannabis Retail Regulations in Ontario was amended increasing the ownership restriction to 25% from 9.9%. As a result, the Company obtained significant influence in Choom based on existing and potential voting rights effective December 12, 2019, being the date of the amendment. The 9,859,155 common shares held in Choom had a fair value of $1.8 million based on a quoted market price of $0.18 per share and the Company’s investment was reclassified from marketable securities (Note 7(a)) to investment in associates (Note 8). The Company recognized an unrealized loss of $2.6 million for the year ended June 30, 2020, and the cumulative unrealized loss of $5.2 million as at December 12, 2019 was reclassified from other comprehensive loss to deficit.

During the year ended June 30, 2020, the Company assessed the carrying value of the investment against the estimated recoverable amount and as a result, recognized an impairment charge of $0.4 million through the statement of comprehensive loss (Note 8).

As a result of the warrants expiring on November 2, 2020, the Company’s diluted percentage ownership interest decreased and Aurora no longer held significant influence over Choom. The $0.6 million carrying value of the Company’s equity investment was derecognized from investment in associates (Note 8) and reclassified to marketable securities (Note 7(a)) at its fair value of $0.8 million, calculated based on the November 2, 2020 quoted market price of $0.08 per share. This resulted in the recognition of a $0.2 million gain on the deemed disposal of the investment in associate during the year ended June 30, 2021 (Note 22).

As of June 30, 2021, the Company held 9,859,155 (June 30, 2020 - 9,859,155) common shares in Choom, representing a 3.03% (June 30, 2020 - 4.37%) ownership interest with a fair value of $0.7 million (June 30, 2020 - $1.4 million) based on the closing stock price of $0.08 (June 30, 2020 - $0.14).

(g)    Investee-B

Investee-B is a private Canadian company that cultivates, manufactures, and distributes medical cannabis products in Jamaica. The Company holds a $12.4 million (US $10.0 million) convertible debenture in Investee-B that bears interest at 1.5% per annum, payable in cash or common shares equal to the fair value of shares at the time of issuance. The debentures are convertible into common shares of Investee-B at US $4.9585 at Aurora’s option until July 2, 2023. As part of the arrangement, Aurora has the right to: (i) participate in any future equity offerings of Investee-B to enable Aurora to maintain its percentage ownership interest, and (ii) to nominate a director to Investee-B’s Board of Directors as long as the Company owns at least a 10% interest.

As of June 30, 2021, the convertible debenture had a fair value of $14.4 million (US $11.6 million) (June 30, 2020 – $16.1 million (US $11.9 million))(Note 7(b)). The Company recognized unrealized gains of $0.4 million for the year ended June 30, 2021 (June 30, 2020 – $1.5 million unrealized loss)(Note 7(b)). The fair value was estimated using two coupled Black-Scholes models based on the following assumptions: estimated share price of $3.71 (June 30, 2020 – $3.71); risk-free interest rate of 0.29% (June 30, 2020 – 2.88%); dividend yield of 0% (June 30, 2020 – 0%); stock price volatility of 44.75% (June 30, 2020 – 44.45%); credit spread of 0.48% (June 30, 2020 – 74.90%) and an expected life of 2.01 years (June 30, 2020 – 3.01 years). If the estimated volatility increases or decreases by 10%, the estimated fair value would increase or decrease by approximately $0.2 million (June 30, 2020 – $0.2 million). If the estimated share price increases or decreased by 10%, the estimated fair value would increase or decrease by approximately $0.3 million (June 30, 2020 – $0.3 million).

(h)    High Tide Inc. (“High Tide”)

High Tide is an Alberta based, retail focused cannabis company and is publicly listed on the TSXV.

On December 12, 2018, the Company invested $10.0 million in unsecured convertible debentures bearing an interest rate of 8.5% per annum and maturing on December 12, 2020 (the “December 2018 Debentures”). The December 2018 Debentures are convertible into common shares of High Tide at $0.75 per share at the option of the Company at any time after June 12, 2019.
On June 14, 2019, the Company invested $1.0 million in unsecured convertible debentures of High Tide bearing interest of 10.0% per annum, payable annually in advance in common shares of High Tide and maturing in two years from the date of issuance (the “June 2019 Debentures”). The June 2019 Debentures are convertible into common shares of High Tide at $0.75 per share at the option of the Company at any time after December 14, 2019. The Company also received 1,333,333 warrants, each warrant entitling the Company to acquire one common share at an exercise price of $0.85 per share for a period of two years.

On November 14, 2019, the Company invested $2.0 million in senior unsecured convertible debentures of High Tide bearing an interest rate of 10% per annum and maturing on November 14, 2021 (the “November 2019 Debentures”). The November 2019 Debentures are convertible into common shares of High Tide at $0.252 per share at the option of the Company any time after May 14, 2020. The Company also received 7,936,507 warrants, each warrant entitling the Company to acquire one common share at an exercise price of $0.50 per share for a period of two years.

On July 23, 2020, the Company entered into an amended restated secured convertible debenture (the “July 2020 Debenture”) agreement for its December 2018 Debentures. Under the terms of the amendment, the July 2020 Debenture is secured against the assets and properties of High Tide, bears no interest, are convertible into common shares of High Tide at $0.425 per share at the option of the Company at any time, and matures on January 1, 2025. The Company has also entered into a debt restructuring agreement whereby High Tide will pay a 0.5% royalty payment on all non-Aurora product revenue generated by High Tide beginning November 1, 2021, with an automatic increase of an additional 0.5% each subsequent year. Payments under the July 2020 Debentures can be offset against other obligations between Aurora and High Tide.

The conversion of the July 2020 Debenture is subject to Aurora holding no more than a 25% ownership interest in High Tide in accordance with the ownership restriction applicable to licensed producers under the Cannabis Retail Regulations in Ontario. The June 2019 Debentures,and November 2019 Debentures are subject to Aurora holding no more than a 9.9% ownership interest in High Tide under the debenture agreements.

During the year ended June 30, 2021, the Company converted its $1.0 million June 2019 Debentures and $2.0 million November 2019 Debentures into 9,269,840 common shares at a weighted average conversion price of $0.42 with a fair value of $6.3 million (June 30, 2020 - $2.7 million). The Company also exercised 7,936,507 warrants held in High Tide at $0.50 per warrant with a fair value of $2.8 million (June 30, 2020 - $0.2 million) for a cost of $4.0 million. Additionally, the Company sold all of its 18,650,197 common shares held in High Tide at a weighted average price of $0.64 per share for net proceeds of $11.8 million. As a result, the Company recognized a realized loss of $1.3 million through comprehensive loss during the year ended June 30, 2021. The realized loss was calculated based on the deemed cost of $13.1 million which represents the warrant exercise cost and the fair value of the derivatives on the conversion date. As of June 30, 2021, the Company held no common shares of High Tide (June 30, 2020 - 267,380).

The remaining 1,333,333 warrants exercisable at $0.85 per warrant expired unexercised on June 14, 2021 resulting in a nominal fair value loss during the year ended June 30, 2021 (June 30, 2020 - nominal).

During the year ended June 30, 2021, $0.4 million of High Tide service fees (June 30, 2020 - nil) incurred by the Company were applied against the principal outstanding under the July 2020 convertible debentures. As of June 30, 2021, the remaining July 2020 convertible debentures had a fair value of $18.7 million (June 30, 2020 – $9.8 million), resulting in an unrealized gain of $9.3 million for the year ended June 30, 2021 (June 30, 2020 – $0.6 million) net of $0.4 million in repayments. The fair value of the convertible debentures was estimated using the FINCAD model with the following assumptions: share price of $0.66 (June 30, 2020 – $0.16); credit spread of 11.9% (June 30, 2020 – 12.3%); dividend yield of 0% (June 30, 2019 – 0%); stock price volatility of 102.0% (June 30, 2020 – 106.0%) and an expected life of 3.51 years (June 30, 2020 – 0.45 years).

(i)    Australis Capital Inc. (“ACI”)

ACI is a public company that is focused on investments and acquisitions in the cannabis space in the growing U.S. cannabis market. ACI was previously wholly-owned by Aurora and was spun-out to Aurora shareholders on September 19, 2018. As of June 30, 2021 and June 30, 2020, the Company held the following restricted back-in right warrants:

(a)22,628,751 warrants exercisable at $0.20 per share expiring September 19, 2028; and
(b)The number of warrants equal to 20% of the number of common shares issued and outstanding in ACI as of the date of exercise. The warrants are exercisable at the five-day volume weighted average trading price (“VWAP”) of ACI’s shares and have an expiration date of September 19, 2028.

Aurora is restricted from exercising the back-in right warrants unless all of ACI’s business operations in the U.S. are permitted under applicable U.S. federal and state laws and Aurora has received consent of the TSX and any other stock exchange on which Aurora may be listed, as required. As of June 30, 2021, the warrants remain un-exercisable.

As of June 30, 2021, the warrants had a fair value of $5.7 million (June 30, 2020 – $3.2 million) estimated using the Binomial model with the following assumptions: share price of $0.32 (June 30, 2020 – $0.22); risk-free interest rate of 1.66% (June 30, 2020 – 0.93%); dividend yield of 0% (June 30, 2020 – 0%); stock price volatility of 116.44% (June 30, 2020 – 116.01%); an expected life of 7.23 years (June 30, 2020 – 8.23 years); and adjusted for a probability factor of legalization of cannabis in the U.S. under federal and certain state laws. As a result, the Company recognized a $2.5 million unrealized gain on fair value during the year ended June 30, 2021 (June 30, 2020 – $6.9 million unrealized loss)(Note 7(b)).
(j)    EnWave Corporation (“EnWave”)

EnWave is a Vancouver-based advanced technology company that has developed Radiant Energy Vacuum (“REV™”) – a method for the precise dehydration of organic materials. Enwave is publicly listed on the TSXV.

On April 29, 2020, the Company sold all of its the 5,302,227 common shares of EnWave Corporation at $0.80 per share for net proceeds of $4.1 million. Based on the deemed cost of $1.89 per share, which represents the acquisition date quoted market price, the transaction resulted in a realized loss of $5.9 million. Of the $5.9 million realized loss, $8.5 million of fair value losses were recognized during the year ended June 30, 2020. As of June 30, 2020, the Company no longer held any shares in EnWave.

(k)    Investee-C

Investee-C is a privately held Licensed Producer, based in Ontario, focused on growing premium craft cannabis in Canada.

On May 19, 2021, the Company invested $2.5 million in a secured convertible debenture that matures on October 31, 2022. The debenture bears interest at 8% per annum on the outstanding principal with the first interest payable quarterly in arrears beginning September 30, 2021. The debenture is convertible into common shares of Investee-C at a 15% discount to, the first to occur of: (i) the consideration received by a holder of Investee-C common shares pursuant to a change of control, or (ii) the issuance price of Investee-C common shares pursuant to a public offering.

As of June 30, 2021, the convertible debenture had a fair value of $2.5 million estimated using the FINCAD model with the following assumptions: interest rate volatility of 44%; risk-free rate of 0.8%; credit spread of 7%; and an expected life of 1.34 years.